Insurance Contract Liabilities - Additional Information (Details) - USD ($) $ in Millions				12 Months Ended
	Jan. 31, 2020	Jan. 01, 2020	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2020
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Provision for losses and loss adjustment expenses				$ 28,500.2	$ 29,081.7	$ 28,610.8	$ 19,481.8	$ 19,816.4	$ 17,749.1	$ 19,212.8	$ 19,648.8	$ 17,232.2	$ 30,809.3
Net loss reserves, case reserves				9,061.1									9,390.3
Net loss reserves, IBNR				12,504.3									13,471.7
Consideration paid			$ (561.5)
Consideration paid (received)			(561.5)
Loss reserve development				(266.7)	$ (98.8)	$ (632.5)	$ (884.3)	$ (1,513.2)	$ (1,344.3)	$ (1,291.7)	$ (1,016.3)	$ (297.8)
European Run-off
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Provision for losses and loss adjustment expenses													196.9
Net loss reserves, case reserves				793.4
Net loss reserves, IBNR				796.8
Net
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Provision for losses and loss adjustment expenses				21,565.4									$ 22,862.0
Net | European Run-off
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Provision for losses and loss adjustment expenses				$ 1,590.2
European Run-off
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Insurance contract liabilities, net		$ 145.5	$ 556.8
Consideration paid		(146.5)
Consideration paid (received)		$ (146.5)
RiverStone Insurance (UK) Limited (RiverStone (UK))
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Insurance contract liabilities, net	$ 134.7
Consideration paid	(143.3)
Consideration paid (received)	$ (143.3)